Document and Entity Information	Mar. 23, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 23, 2016
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Mar. 23, 2016
Document Effective Date	Mar. 23, 2016
Prospectus Date	Nov. 28, 2015
PACE® Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PFXAX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PFXCX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PFXYX
PACE® Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
PACE® Intermediate Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PIICX
PACE® Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
PACE® Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
PACE® Strategic Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PBNCX
PACE® Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
PACE® Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
PACE® Municipal Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PMUCX
PACE® Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
PACE® International Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
PACE® International Fixed Income Investments | CLASS C
Prospectus:
Trading Symbol	PWFCX
PACE® International Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
PACE® High Yield Investments | Class C
Prospectus:
Trading Symbol	PHYCX
PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX